INCOME TAX - Tax Loss Carryforward (Details) - Dec. 31, 2019 € in Millions, $ in Millions, $ in Millions	USD ($)	EUR (€)	CAD ($)
General Business Tax Credit Carryforward | Internal Revenue Service (IRS) 1 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 307
General Business Tax Credit Carryforward | Belgium – trading loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards | €		€ 30
Capital Loss Carryforward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards			$ 189
Non-Capital Loss Carryforward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards			$ 15